Captive Insurance - Schedule of Investments (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Total deferred tax assets	$ 676,146	$ 1,098,481		$ 0
Navigator Casualty, LTD. [Member]
Total deferred tax assets			$ 140,875		$ 80,823
Navigator Casualty, LTD. [Member] | Capital [Member]
Total deferred tax assets			36,000		36,000
Navigator Casualty, LTD. [Member] | Cash Security [Member]
Total deferred tax assets			101,555		43,340
Navigator Casualty, LTD. [Member] | Investment Income in Excess of Losses [Member]
Total deferred tax assets			$ 3,320		$ 1,483